UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2009

Date of reporting period:	11/30/2008

Item 1.	Schedule of Investments

Dryden California Municipal Fund: California Income Series

Schedule of Investments

as of November 30, 2008 (Unaudited)

Description (a)	Moody’s Rating+*	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.9% Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%		3/01/21	$1,665	$1,366,915
Bay Area Toll Auth. Toll Brdg. Rev., San Francisco Bay Area,
Ser. F	Aa3	5.00		4/01/31	1,900	1,751,002
Ser. F-1	Aa3	5.00		4/01/39	1,500	1,334,370
Berkeley Uni. Sch. Dist. Election of 2000, F.G.I.C., G.O.	AA(c)	5.00		8/01/31	1,645	1,462,948
California County Tobacco Securitization Agcy. Rev., Convertible, C.A.B.S. (Converts to 5.25% on 12/01/10)	Baa3	8.932	(h)	6/01/21	1,000	631,680
California Ed. Facs. Auth. Rev., Rfdg., Stanford Univ., Ser. R(f)	Aaa	5.00		11/01/21	3,700	3,712,839
California Health Facs. Fin. Auth. Scripps Hlth Ser. A	A1	5.00		10/01/22	500	438,405
California Health Facs. Fin. Auth., Providence Health, Ser. C	Aa2	6.50		10/01/38	1,000	994,670
California Health Facs. Fin. Auth., Rev., Rfdg. Cedars Sinai Med. Ctr.	A2	5.00		11/15/21	2,000	1,793,200
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa2	8.33	(h)	2/01/15	6,660	4,025,504
California Infrastructure & Econ. Dev. Rev., Scripps Research Inst., Ser. A	Aa3	5.75		7/01/30	1,500	1,393,260
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.25		2/01/38	2,000	1,690,700
California Municipal Fin. Auth. Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.25		6/01/26	1,100	789,910
California Poll. Ctrl. Fin. Auth. Pacific Gas-D-Rmkt. Rfdg., A.M.T., F.G.I.C.	A3	4.75		12/01/23	2,500	1,734,575
Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.00		7/01/27	500	335,440
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00		12/01/31	75	76,271
California St. Dept. Wtr. Res. Pwr.
Rev., Ser. A	Aa3	5.00		5/01/17	3,320	3,370,398
Central VY Proj., Ser. A	Aa2	5.00		12/01/29	2,000	1,890,600
California St. G.O. Unrefunded Balance	A1	5.50		4/01/30	5	4,847
California St. Pub. Wks. Brd., Lease Rev., Dept.
General Service, Ser. J	A2	5.25		6/01/28	750	673,125
Mental Hlth. Coalinga, Ser. A	A2	5.50		6/01/18	5,970	6,132,682
California Statewide Cmntys. Dev. Auth. Rev.,
Irvine LLC, UCI East Rfdg.	Baa2	5.00		5/15/32	2,000	1,376,940
St. Joseph. Ser. F. Rmkt. F.S.A.	Aa3	5.25		7/01/21	2,500	2,503,600
Kaiser, Ser. C	A+(c)	5.25		8/01/31	1,000	832,050
Drew Sch.	NR	5.30		10/01/37	1,000	631,750

Windrush Sch.	NR	5.50		7/01/37	1,000	653,210
California Statewide Cmntys. Dev. Auth. Spl. Tax No. 97-1, C.A.B.S.	NR	9.40	(h)	9/01/22	4,440	1,254,655
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Baa1	5.00		4/01/30	1,445	1,187,906
Chula Vista Dev. Agcy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.25		10/01/27	1,540	1,104,211
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00		12/01/27	1,000	749,720
Colton Joint Unified School Dist. G.O., F.G.I.C.	A2	5.25		2/01/21	1,830	1,862,666
Coronado Cmnty. Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	A(c)	5.00		9/01/24	2,000	1,736,980
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Baa1	5.00		9/01/22	1,060	1,050,248
El Dorado Cnty., Spec. Tax, Cmnty. Facs.,
Dist. No. 92-1	NR	6.125		9/01/16	1,000	890,090
Cmnty. Facs., Dist. No. 92-1	NR	6.25		9/01/29	475	352,061
Elsinore Valley Municipal Water Dist. C.O.P., B.H.A.C.	Aaa	5.00		7/01/29	2,500	2,367,600
Folsom Spec. Tax, Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.00		9/01/24	2,450	1,932,046
Folsom Spec. Tax, Unrefunded Balance	NR	6.875		9/01/19	1,230	1,131,206
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., Convertible C.A.B.S. (converts to 5.875% on 7/15/09)	Baa3	7.154	(h)	1/15/28	2,890	2,406,156
Sr. Lien, Ser. A (Pre-refunded Date 1/01/10)(e)	Aaa	7.15		1/01/13	2,750	2,972,860
Fresno CA Sewer Rev., A.G.C.	Aa2	5.00		9/01/33	2,000	1,776,540
Galt Jt. Un. High Sch. Dist. Election 2005, Ser. B, F.G.I.C., G.O.	AA(c)	5.00		8/01/31	1,310	1,165,022
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Baa1	5.25		12/01/19	3,275	3,112,036
Golden St. Tobacco Securitization Corp. California Tobbaco Settlement Rev., Asset-Bkd., Ser. A, Convertible C.A.B.S., A.M.B.A.C. (converts to 4.60% on until 6/01/10)	A2	6.202	%(h)	6/01/23	3,000	2,349,450
Asset-Bkd, Sr. Ser. A-1	Baa3	5.75		6/01/47	2,000	1,254,100
Ser. 2003-A-1 (Pre-refunded date 6/01/13)(e)	AAA(c)	6.75		6/01/39	2,700	3,103,083
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S., M.B.I.A.	Baa1	5.71	(h)	2/01/19	2,110	1,199,788
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	A1	6.21	(h)	8/01/23	2,000	815,220
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Baa1	7.30		9/01/11	1,000	1,084,630
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20		9/02/25	2,535	2,091,071
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., F.G.I.C.	Aa2	6.00		5/15/19	3,000	2,984,520
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. Pine Ave.	NR	6.375		9/01/23	3,000	2,549,400
Los Angeles Comm. College Dist.	Aa2	5.00		8/01/33	3,000	2,727,090
Los Angeles Dept. Wtr. & Pwr. Rev	Aa3	5.25		7/01/38	2,000	1,866,520
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	NR	6.50		6/01/21	1,500	1,500,585

Metro. Wtr. Dist. of Southern California Waterworks Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	5.75		8/10/18	2,000	2,041,540
Unrefunded Balance, Ser. A	Aa2	5.75		7/01/21	2,240	2,415,034
Natomas Uni. Sch. Dist., Election 2002, Ser. B, G.O., F.G.I.C.	AA(c)	5.00		9/01/27	775	708,745
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00		9/02/11	305	315,035
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.(g)	Aa2	6.20		2/14/11	9,000	9,563,849
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	8.615	(d)	2/14/11	1,500	1,687,950
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25		9/01/23	2,000	1,648,560
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Baa1	5.50		5/01/29	1,500	1,469,790
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty.
Ser. B, F.S.A. (Pre-refunded Date 8/01/13)(e)	Aa3	5.80		8/01/34	2,700	3,161,079
Dev. Proj., A.M.B.A.C., C.A.B.S.	Baa1	6.87	(h)	8/01/26	1,375	425,315
Port Oakland Rfdg., Inter. Lien,
Ser. A, M.B.I.A., A.M.T.	A2	5.00		11/01/29	3,000	2,216,580
Ser. F, F.G.I.C., A.M.T.	A1	5.75		11/01/16	3,300	3,194,532
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75		8/15/15	1,000	1,000,180
Puerto Rico Comnwlth	Baa3	5.125		7/01/28	500	395,890
Puerto Rico Comnwlth. Govt. Dev. Bk.,
Ser. C, G.O., A.M.T.	Baa3	5.25		1/01/15	1,000	951,860
Pub. Impt. Ser. A, G.O.,	Baa3	5.25		7/01/30	430	337,619
Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Baa3	5.25		7/01/17	1,260	1,184,312
Puerto Rico Electric Pwr. Auth. Pwr. Ser. TT	A3	5.00		7/01/22	750	632,018
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Govt. Facs., Ser. N, Rfdg., Comwlth. Gtd.	Baa3	5.50		7/01/19	2,500	2,338,700
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	A3	5.00		7/01/47	2,500	1,795,825
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S.& R.I.B.S.,
M.B.I.A. Partial E.T.M.(e)	Baa1	6.368		7/01/22	100	106,265
M.B.I.A., E.T.M.(e)(g)	Baa1	6.223	(d)	7/01/22	2,790	3,139,587
Redondo Beach Unified School Dist.	AA-(c)	4.75		8/01/33	2,500	2,134,350
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A.	Baa1	5.00	(h)	8/01/16	1,400	963,158
Sacramento City Fin. Auth., Ser. B, C.A.B.S., M.B.I.A.	Baa1	5.50	(h)	11/01/17	5,695	3,531,982
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A., C.A.B.S.	Baa1	5.21	(h)	11/01/16	5,700	3,793,350
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var-Regl., Ser. B, F.G.IC., Fltg.	Aa3	2.413	(d)	12/01/35	1,000	535,000
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	A1	5.00		8/15/28	2,500	2,247,675
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875		9/01/29	3,000	2,463,420
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aa2	6.00		7/01/19	1,000	1,123,880
San Diego. Cnty. Calif. Wtr. Auth. Wtr. Rev. C.O.P., Ser. 2008 A, F.S.A.	Aa3	5.00		5/01/38	2,500	2,162,550
San Francisco City & Cnty Arpts. Commn. (Mandatory put date 5/1/11) A.M.T.	A1	6.75		5/01/19	1,500	1,527,780

San Francisco City & Cnty. Arpts. Commn. Intl. Arpt. Second. Ser. 34E, Rfdg., F.S.A., A.M.T.	Aa3	5.75		5/01/21	1,500	1,367,670
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.(e)	Aaa	2.56	(h)	1/01/11	2,000	1,897,160
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, C.A.B.S., F.S.A., G.O.	Aa2	4.94	(h)	9/01/17	1,000	655,440
San Jose CA, Library & Parks Proj.	Aa1	5.00		9/01/33	2,200	2,060,476
San Leandro Cmnty. Facs., Spec. Tax, Dist. No.1	NR	6.50		9/01/25	2,160	1,811,095
San Mateo Cnty CA Jt. Pwrs. Fin. Auth.	Aa3	5.00		7/15/33	1,000	884,990
Santa Margarita, Dana Point Auth., Impv. Rev., Dists., 3-3A-4 & 4A, Ser. B, M.B.I.A.	Baa1	7.25		8/01/14	2,000	2,376,400
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., F.G.I.C.	A2	6.86	(h)	8/01/29	1,250	309,750
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, F.G.I.C., G.O. C.A.B.S.	Aa2	6.49	(h)	8/01/28	1,055	306,277
So. California Pub. Pwr. Auth.,
PNC GIC Pwr. Proj.	A2	6.75		7/01/10	5,265	5,617,859
PNC GIC Proj. Rev.	A2	6.75		7/01/13	1,000	1,144,920
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M.,
Rfdg., C.A.B.S.(e)	A1	4.10	(h)	7/01/16	16,325	12,000,670
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.A.B.S.	Baa1	3.66	(h)	9/01/11	3,000	2,717,340
Tobacco Securization Auth. Northn. Calif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3	5.50		6/01/45	2,000	1,192,720
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00		6/01/22	2,000	1,949,500
University of CA Rev., Unrefunded, Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	Baa1	5.25		5/15/30	1,000	941,120
Valley Hlth. Sys., Hosp. Rev., Impvt. Proj., Ser. A(g)	C(c)	6.50		5/15/25	130	80,600
Ventura Cnty Cmnty. College	Aa3	5.50		8/01/33	2,000	1,939,460

Total long-term investments (cost $203,544,035)						192,645,208

SHORT-TERM INVESTMENTS 1.0%

California Fin. Auth. Poll., F.R.D.D.(b)	P-1.60			12/01/08	1,300	1,300,000
California Statewide CDA Childrens Hosp., F.R.D.D.(b)	VMIG1	.70%		12/01/08	700	700,000

Total short-term investments (cost $2,000,000)						2,000,000

Total Investments 98.9% (cost $205,544,035)(i)						194,645,208
Other assets in excess of liabilities(j) 1.1%						2,101,484

Net Assets 100.0%						$196,746,692

*	The ratings reflected are as of November 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
+	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
a)	The following abbreviations are used in the portfolio descriptions:

A.G.C.— Assorted Guarantee Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note(b)

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2008.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield at reporting date.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$204,974,966	$7,898,287	$(18,228,045)	$(10,329,758)

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount.

(j)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
75	U.S. Treasury 5 Yr. Notes	Mar. 2009	$8,656,037	$8,753,320	$97,283
15	U.S. Bond	Mar. 2009	1,896,477	1,912,266	15,789
5	U.S. Bond	Dec. 2008	587,136	642,813	55,677

					168,749

	Short Position:
39	U.S. Treasury 10 Yr. Notes	Mar. 2009	4,519,944	4,717,781	(197,837)

					$(29,088)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(29,088)
Level 2 - Other Significant Observable Inputs	194,645,208	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$194,645,208	$(29,088)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and November 30, 2008, the Fund did not use any significant unobservable inputs in (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Dryden California Municipal Fund/California Income Series (the “Fund”) values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 28, 2009

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 28, 2009

*	Print the name and title of each signing officer under his or her signature.